Business Overview and Current Plans (Details)			6 Months Ended	12 Months Ended
	Dec. 31, 2013 TLC	Mar. 31, 2013 TLC	Jun. 30, 2014 AEI item	Dec. 31, 2013 AEI item	Dec. 31, 2013 YIAH	Aug. 31, 2013 YIAH	Dec. 31, 2013 TBT	Oct. 31, 2013 TBT	Dec. 31, 2013 Paperly	Dec. 31, 2013 MSK	Dec. 31, 2013 HCG	Sep. 30, 2012 HCG
Business overview and current plans
Ownership percentage including noncontrolling interest in subsidiaries owned by individual			100.00%	100.00%
Ownership percentage by parent	51.70%	51.70%	99.00%	99.00%	100.00%	100.00%	100.00%	100.00%	100.00%	90.00%	100.00%	100.00%
Noncontrolling interest in subsidiaries owned by individual			1.00%	1.00%
Number of countries in which products are sold			40	40